Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Income before Income Tax, Domestic and Foreign
The domestic and foreign components of income before income taxes were comprised of the following:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021
Domestic	$117,115	$45,259	$161,323
Foreign	51,968	19,849	(3,294)

Total	$169,083	$65,108	$158,029

Summary of Components of Income Tax Expense (Benefit)
The provision for (benefit from) income taxes consisted of the following:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021

Current:
Domestic	$35,244	$13,558	$34,013
Foreign	18,238	5,974	2

Total	53,482	19,532	34,015

Deferred:
Domestic	(8,660)	(6,173)	54
Foreign	2,928	836	(388)

Total	(5,732)	(5,337)	(334)

Provision for income taxes	$47,750	$14,195	$33,681

Summary of Effective Income Tax Rate Reconciliation	The reconciliation of the income tax expense (benefit) expected based on domestic statutory income tax rates to the expense (benefit) for income taxes included in the consolidated statements of operations is as follows:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021
Income taxes based on domestic statutory rates	$35,508	$13,673	$33,186
Effect of tax rate differential	7,487	2,638	342
FDII Deduction	(3,235)	(1,583)	(2,951)
Foreign disregarded entities	11,020	—	—
Foreign tax deduction	(3,659)	—	—
Amount allocated to Non-controlling interest	(1,671)	—	—
Stock-based compensation	—	(424)	(4)
State	4,535	880	2,689
Guaranteed payment on Series A Preferred Units	(4,500)	(875)	—
Other	2,265	(114)	419

Provision for income taxes	$47,750	$14,195	$33,681

Summary of Deferred Tax Assets and Liabilities
The components of deferred income taxes are as follows (
in thousands
):

	As of March 31,
	2023	2022

Deferred tax liabilities:
Fixed assets	$(54)	$(67)
Intangible assets	—	(437)
Others	(2,688)	(663)

Total deferred tax liabilities	(2,742)	(1,167)

Deferred tax assets:
Fixed assets	—	47
Stock-based compensation	2,222	342
Deferred revenue	—	3,967
Warranty reserve	—	2,461
Accrued professional fees	—	2,378
Provision for doubtful accounts	—	449
Net operating loss and other carryforwards	5,467	5,553
Investment in Nextracker LLC	249,377	—
Others	1,598	1,367

Total deferred tax assets	258,664	16,564
Valuation allowances	(1,528)	—

Total deferred tax assets, net of valuation allowances	257,136	16,564

Net deferred tax asset	$254,394	$15,397

The net deferred tax asset is classified as follows:
Long-term asset	$254,767	$15,828
Long-term liability	(373)	(431)

Total	$254,394	$15,397

Summary of Operating Loss Carryforwards	These tax losses and other carryforwards will expire at various dates as follows:

Expiration dates of deferred tax assets related to operating losses and other carryforwards
(In thousands)
2024 - 2029	$—
2030 - 2035	437
2036 - Post	—
Indefinite	3,844

Total	$4,281

Summary of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021
Balance, beginning of fiscal year	$440	$465	$410
Impact from foreign exchange rates fluctuation	(6)	(25)	55

Balance, end of fiscal year	$434	$440	$465